Disclosure of Detailed Information About Continuity of the Lease Liabilities (Details) - USD ($)	3 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
IfrsStatementLineItems [Line Items]
Lease liabilities, balance	$ 587,551	$ 572,148
Interest expense	8,641	9,656
Payments	(70,258)	(54,260)
Effect of foreign exchange	(1,640)	(36)
Lease liabilities, balance	524,294	527,508
Less than one year	198,663	189,874
Greater than one year	325,631	337,634
Total lease obligation	524,294	527,508
Equipments [member]
IfrsStatementLineItems [Line Items]
Lease liabilities, balance	24,048	35,457
Interest expense	375	562
Payments	(3,345)	(3,345)
Effect of foreign exchange
Lease liabilities, balance	21,078	32,674
Less than one year	12,373	11,595
Greater than one year	8,705	21,079
Total lease obligation	21,078	32,674
Office lease [member]
IfrsStatementLineItems [Line Items]
Lease liabilities, balance	563,503	536,691
Interest expense	8,266	9,094
Payments	(66,913)	(50,915)
Effect of foreign exchange	(1,640)	(36)
Lease liabilities, balance	503,216	494,834
Less than one year	186,290	178,279
Greater than one year	316,926	316,555
Total lease obligation	$ 503,216	$ 494,834